INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jul. 01, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of major components of tax expense (income) [Line Items]
Income tax expense (recovery)		$ 279	$ 343	$ 580	$ 717
Average effective tax rate				29.00%
Adjusted effective tax rate				27.00%
Net translation losses (gains) from exchange differences of the Argentine peso and CFA franc				$ 52	26
Nevada Gold Mines [Member]
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interests held by non-controlling interests				61.50%
NEVADA | Maximum [Member]
Disclosure of major components of tax expense (income) [Line Items]
Mining excise tax rate	1.10%
Argentina and United States
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes				$ 35	$ 16